SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 11, 2019	Jun. 14, 2019	Jun. 05, 2019	Jul. 26, 2019	Jul. 25, 2019	Jun. 30, 2019	Jun. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Jul. 10, 2019	Jun. 11, 2019
Common share value for services								$ 9,550	$ 27,500	$ 77,550	$ 7,320
Warrants exercised, shares											195,000
Preferred stock, authorized shares						10,000,000		10,000,000		10,000,000	10,000,000
Six Individuals [Member]
Common share value for services					$ 110,000					$ 77,900
Preferred stock, authorized shares												1,500,000
Common shares issued for services, shares					110,000					350,000
Terms of conversion feature					Each share of series A preferred is convertible after 180 days to 4 shares of common stock or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares
11 Individuals [Member]
Repayment of related party debt				$ 10,000
Due to related party	$ 10,000
Subsequent Event [Member]
Warrants exercised, shares						21,427
Warrants exercised value						$ 1,072
Exercise price						$ 0.05		$ 0.05
Warrants expired, shares	(109,276)
Subsequent Event [Member] | Series A Convertible Preferred Shares[Member]
Preferred stock, authorized shares												1,500,000
Subsequent Event [Member] | One Individuals [Member]
Common share value for services		$ 9,550
Common shares issued for services, shares		50,000
Subsequent Event [Member] | Three Officers And Directors [Member]
Common share value for services							$ 25,786
Common shares issued for services, shares							137,872
Subsequent Event [Member] | Two Officers And Directors [Member]
Accrued fees converted amount			$ 99,000
Accrued fees converted amount, shares			639,536
Conversion price per share			$ 0.1548
Subsequent Event [Member] | Officers And Directors [Member]
Due to related party													$ 10,000